Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Other long-term liabilities
Schedule of Other Long-term Liabilities
	Yen in millions
	March 31
	2014	2015
Deferred tax liabilities (Note 16)	¥18,159	¥26,935
Other	8,105	6,569

	¥26,264	¥33,504